Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	Estimated Useful Lives	December 31, 2024	December 31, 2023
Leasehold improvements	1 to 15 years	$14,099	$14,082
Machinery, equipment and computer software	1 to 15 years	28,719	32,778
Furniture and fixtures	3 to 5 years	4,937	5,244
Total		47,755	52,104
Less: Accumulated depreciation and amortization		(29,076)	(27,329)
		$18,679	$24,775